Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-current liabilities [Line Items]
Renewable volume obligation, net	$ 397	$ 101
Pension and Other Post-Employment Benefit Plan	276	201
Provision for West White Rose Expansion Project (2)	156	204
Provisions for Onerous and Unfavourable Contracts	72	95
Employee Long-Term Incentives	100	245
Drilling Provisions	25	31
Deferred Revenue	0	45
Other	157	120
Other Liabilities	1,183	1,042
RVO included in other liabilities, gross	785	1,100
RINs included in other liabilities, gross	388	$ 1,000
West white rose expansion project, expected draw down to provision	$ 73